Equity (Schedule of Share-based Payments to Employees, Non-marketable Options) (Details) - Non-marketable Options [Member] shares in Thousands	12 Months Ended
Dec. 31, 2025 shares
Officers and senior employees [Member] | June 20, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	6,868
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 20, 2024
Officers and senior employees [Member] | March 6 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	5,554
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	March 6, 2025
Former chairman of BOD [Member] | August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	165
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 20, 2024
Former chairman of BOD [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	403
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	August 20, 2025
Former chairman of BOD [Member] | February 14 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Former Ceo [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	114
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	February 14, 2024
Former Ceo [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	385
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	May 14, 2025
Former Ceo [Member] | June 27, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	3,512
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Former Ceo [Member] | March 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	1,941
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Former Ceo [Member] | March 13, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	2,309
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Officers and senior manager [Member] | April 15, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	13,242
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Officers and senior manager [Member] | April 4, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	12,333
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Officers and senior manager [Member] | May 1, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration date	5 years after the grant date
Chairman BOD [Member] | May 29 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	2,169 [1]
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Chairman BOD [Member] | March 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	1,055
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Chairman BOD [Member] | March 6, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	1,974
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Senior Employees [Member] | June 30, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	647
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Senior Employees [Member] | February 8, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	9,294
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Senior Managers [Member] | February 14 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	461
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Senior Managers [Member] | April 1, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	739
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Senior Managers [Member] | May 1, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	473
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Certain Officers And Senior Managers [Member] | July 6, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	3,204
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Senior Executive [Member] | December 7, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	417
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Senior Executive [Member] | January 4, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	946
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date

[1]	The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.